Expense Example - Alpha Brands(TM) Consumption Leaders ETF [Member]	May 21, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 221